Revenue (Details) - Schedule of sales taxes collected from customers and remitted - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020 [1]
Disaggregation of Revenue [Line Items]
Revenue disaggregation	$ 6,951	$ 4,014	$ 7,825	$ 20,685	$ 12,573
Government [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregation			1,939	3,258	4,906
Non-government [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregation			$ 5,886	$ 17,427	$ 7,667

[1]	As noted above, prior periods have not been adjusted for the adoption of ASC 606 and are presented in accordance with historical accounting guidance in effect for those periods.